Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
During fiscal year 2026, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock.
MNPI Disclosure Timed for Compensation Value	false